Income Tax Expense - Detail of Income Tax Expense (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Current tax:
Charge for period		¥ 448,761	¥ 368,050	¥ 184,662
Deferred tax:
Origination and reversal of temporary differences		(296,451)	(53,813)	146,130
Change in the write-down of deferred tax assets on the current fiscal year income tax expense		1,541	(2,198)	(4,765)
Changes in Japanese corporation tax rates	[1]	(16,049)	0	0
Total deferred tax expense (benefit)		(310,959)	(56,011)	141,365
Total income tax expense		¥ 137,802	¥ 312,039	¥ 326,027

[1]	Refer to Note 23 “Deferred Income Tax” for additional information on changes in Japanese corporation tax rates.